Other Investment (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Other Investments [Line Items]
Total Other Investments	$ 828	$ 1,292	$ 1,346
Therapin Ltd
Other Investments [Line Items]
Total Other Investments	425	1,292	1,346
Wilk Technologies Ltd
Other Investments [Line Items]
Total Other Investments	$ 403	$ 0	$ 0